Separate Account Assets and Liabilities - Reconciliation of the Separate Account Balance in the Consolidated Balance Sheets (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Separate Account, Liability [Line Items]
Separate account assets	[1]	$ 195,906,000	$ 248,949,000
Variable Annuities
Separate Account, Liability [Line Items]
Separate account assets		195,550,000	248,469,000
Other Product Lines
Separate Account, Liability [Line Items]
Separate account assets		$ 356,000	$ 480,000

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.